Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, Net
Schedule of property, equipment and software, net

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	4,149,947	4,675,976	640,605
Leasehold improvements	69,691	128,743	17,638
	4,219,638	4,804,719	658,243
Less: accumulated depreciation	(3,240,041)	(3,925,392)	(537,776)
	979,597	879,327	120,467